Accrued Expenses and Other Current Liabilities - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013
Compensation and benefits
Accrued Expenses and Other Current Liabilities [Line Items]
Restructuring Reserve, Current	$ 0.3	$ 0.3
Other accrued expenses and current liabilities
Accrued Expenses and Other Current Liabilities [Line Items]
Restructuring Reserve, Current	$ 0.0	$ 0.1